Legal proceedings and regulatory matters	6 Months Ended
Jun. 30, 2019
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Legal proceedings and regulatory matters

12	Legal proceedings and regulatory matters
HSBC is party to legal proceedings and regulatory matters in a number of jurisdictions arising out of its normal business operations. Apart from the matters described below, HSBC considers that none of these matters are material. The recognition of provisions is determined in accordance with the accounting policies set out in Note 1 of the Annual Report and Accounts 2018. While the outcome of legal proceedings and regulatory matters is inherently uncertain, management believes that, based on the information available to it, appropriate provisions have been made in respect of these matters as at 30 June 2019 (see Note 10). Where an individual provision is material, the fact that a provision has been made is stated and quantified, except to the extent that doing so would be seriously prejudicial. Any provision recognised does not constitute an admission of wrongdoing or legal liability. It is not practicable to provide an aggregate estimate of potential liability for our legal proceedings and regulatory matters as a class of contingent liabilities.
Bernard L. Madoff Investment Securities LLC
Bernard L. Madoff (‘Madoff’) was arrested in December 2008 and later pleaded guilty to running a Ponzi scheme. His firm, Bernard L. Madoff Investment Securities LLC (‘Madoff Securities’), is being liquidated in the US by a trustee (the ‘Trustee’).
Various non-US HSBC companies provided custodial, administration and similar services to a number of funds incorporated outside the US whose assets were invested with Madoff Securities. Based on information provided by Madoff Securities as at 30 November 2008, the purported aggregate value of these funds was $8.4bn, including fictitious profits reported by Madoff.
Based on information available to HSBC, the funds’ actual transfers to Madoff Securities minus their actual withdrawals from Madoff Securities during the time HSBC serviced the funds are estimated to have totalled approximately $4bn. Various HSBC companies have been named as defendants in lawsuits arising out of Madoff Securities’ fraud.
US litigation: The Trustee has brought lawsuits against various HSBC companies and others in the US Bankruptcy Court for the Southern District of New York (the ‘US Bankruptcy Court’), seeking recovery of transfers from Madoff Securities to HSBC in an amount not yet pleaded or determined. HSBC and other parties to the actions have moved to dismiss the Trustee’s claims. The US Bankruptcy Court granted HSBC’s motion to dismiss with respect to certain of the Trustee’s claims in November 2016. In February 2019, the US Court of Appeals for the Second Circuit (the ‘Second Circuit Court of Appeals’) reversed that dismissal and remanded the cases to the US Bankruptcy Court. Further proceedings in the US Bankruptcy Court have been stayed pending the filing and disposition of a petition by HSBC and other parties to the US Supreme Court.
Fairfield Sentry Limited, Fairfield Sigma Limited and Fairfield Lambda Limited (together, ‘Fairfield’) (in liquidation since July 2009) have brought a lawsuit in the US against fund shareholders, including HSBC companies that acted as nominees for clients, seeking restitution of redemption payments. In December 2018, the US Bankruptcy Court issued an opinion, which ruled in favour of the defendants’ motion to dismiss in respect of certain claims by the liquidators for Fairfield and granted a motion by the liquidators to file amended complaints. As a result of that opinion, all claims against one of the HSBC companies have been dismissed, and certain claims against the remaining HSBC defendants have also been dismissed. In May 2019, the liquidators appealed certain issues from the US Bankruptcy Court opinion to the US District Court for the Southern District of New York (the ’New York District Court’).
UK litigation: The Trustee has filed a claim against various HSBC companies in the High Court of England and Wales, seeking recovery of transfers from Madoff Securities to HSBC in an amount not yet pleaded or determined. The deadline for service of the claim has been extended to September 2019 for UK-based defendants and November 2019 for all other defendants.
Bermuda litigation: In January 2009, Kingate Global Fund Limited and Kingate Euro Fund Limited (together, ‘Kingate’) brought an action against HSBC Bank Bermuda Limited (‘HBBM’) for recovery of funds held in Kingate’s accounts, fees and dividends. In June 2019, the Trustee, Kingate and HBBM entered into a global settlement agreement pursuant to which the Trustee and Kingate released HBBM from any and all claims arising out of or relating to Kingate including all pending litigation in the US, UK and Bermuda. This settlement is subject to final approval from courts in the US and British Virgin Islands.
Cayman Islands litigation: In February 2013, Primeo Fund Limited (‘Primeo’) (in liquidation since April 2009) brought an action against HSBC Securities Services Luxembourg (‘HSSL’) and Bank of Bermuda (Cayman) Limited (now known as HSBC Cayman Limited), alleging breach of contract and breach of fiduciary duty and claiming damages and equitable compensation. The trial concluded in February 2017 and, in August 2017, the court dismissed all claims against the defendants. In September 2017, Primeo appealed to the Court of Appeal of the Cayman Islands and, in June 2019, the Court of Appeal of the Cayman Islands dismissed Primeo’s claims against HSSL and HSBC Cayman Limited. Primeo has the right to appeal to the UK Privy Council.
Luxembourg litigation: In April 2009, Herald Fund SPC (‘Herald’) (in liquidation since July 2013) brought an action against HSSL before the Luxembourg District Court, seeking restitution of cash and securities that Herald purportedly lost because of Madoff Securities’ fraud, or money damages. The Luxembourg District Court dismissed Herald’s securities restitution claim, but reserved Herald’s cash restitution claim and its claim for money damages. Herald has appealed this judgment to the Luxembourg Court of Appeal, where the matter is pending. In late 2018, Herald brought additional claims against HSSL and HSBC Bank plc (‘HSBC Bank’) before the Luxembourg District Court, seeking further restitution and damages.
In October 2009, Alpha Prime Fund Limited (‘Alpha Prime’) brought an action against HSSL before the Luxembourg District Court, seeking the restitution of securities, or the cash equivalent, or money damages. This action has been temporarily suspended at the plaintiffs’ request. In December 2018, Alpha Prime brought additional claims before the Luxembourg District Court seeking damages against various HSBC companies.
In December 2014, Senator Fund SPC (‘Senator’) brought an action against HSSL before the Luxembourg District Court, seeking restitution of securities, or the cash equivalent, or money damages. In April 2015, Senator commenced a separate action against the Luxembourg branch of HSBC Bank asserting identical claims before the Luxembourg District Court. In December 2018, Senator brought additional claims against HSSL and HSBC Bank Luxembourg branch before the Luxembourg District Court, seeking restitution of Senator’s securities or money damages.
Ireland litigation: In November 2013, Defender Limited brought an action against HSBC Institutional Trust Services (Ireland) Limited (‘HTIE’) and others, based on allegations of breach of contract and claiming damages and indemnification for fund losses. The trial commenced in October 2018. In December 2018, the Irish High Court issued a judgment in HTIE’s favour on a preliminary issue, holding that Defender Limited had no effective claim against HTIE. This judgment concluded the trial without further issues in dispute being heard. In February 2019, Defender Limited appealed the judgment.
There are many factors that may affect the range of possible outcomes, and the resulting financial impact, of the various Madoff-related proceedings described above, including but not limited to the multiple jurisdictions in which the proceedings have been brought. Based upon the information currently available, management’s estimate of the possible aggregate damages that might arise as a result of all claims in the various Madoff-related proceedings is up to or exceeding $500m, excluding costs and interest. Due to uncertainties and limitations of this estimate, the ultimate damages could differ significantly from this amount.
Anti-money laundering and sanctions-related matters
In December 2012, among other agreements, HSBC Holdings plc (‘HSBC Holdings’) agreed to an undertaking with the UK Financial Conduct Authority (‘FCA’) and consented to a cease-and-desist order with the US Federal Reserve Board (‘FRB’), both of which contained certain forward-looking anti-money laundering (‘AML’) and sanctions-related obligations. HSBC also agreed to retain an independent compliance monitor (who is, for FCA purposes, a ‘Skilled Person’ under section 166 of the Financial Services and Markets Act and, for FRB purposes, an ‘Independent Consultant’) to produce periodic assessments of the Group’s AML and sanctions compliance programme (the ‘Skilled Person/Independent Consultant’). In December 2012, HSBC Holdings also entered into an agreement with the Office of Foreign Assets Control (‘OFAC’) regarding historical transactions involving parties subject to OFAC sanctions. The Skilled Person/Independent Consultant will continue to conduct country reviews and provide periodic reports for a period of time at the FCA’s and FRB’s discretion. The role of the Skilled Person/Independent Consultant is discussed on page 85 of the Annual Report and Accounts 2018.
Through the Skilled Person/Independent Consultant’s country-level reviews, as well as internal reviews conducted by HSBC, certain potential AML and sanctions compliance issues have been identified that HSBC is reviewing further with the FRB, FCA and/or OFAC. The Financial Crimes Enforcement Network of the US Treasury Department, as well as the Civil Division of the US Attorney’s Office for the Southern District of New York, are investigating the collection and transmittal of third-party originator information in certain payments instructed over HSBC’s proprietary payment systems. The FCA is also conducting an investigation into HSBC Bank’s compliance with UK money laundering regulations and financial crime systems and controls requirements. HSBC is cooperating with all of these investigations.
In May 2014, a shareholder derivative action was filed by a shareholder of HSBC Holdings purportedly on behalf of HSBC Holdings, HSBC Bank USA N.A. (‘HSBC Bank USA’), HSBC North America Holdings Inc. and HSBC USA Inc. (the ‘Nominal Corporate Defendants’) in New York state court against certain current and former directors and officers of the Nominal Corporate Defendants (the ‘Individual Defendants’). The complaint alleges that the Individual Defendants breached their fiduciary duties to the Nominal Corporate Defendants and caused a waste of corporate assets by allegedly permitting and/or causing the conduct underlying the five-year deferred prosecution agreement with the US Department of Justice (‘DoJ’), entered into in December 2012. In November 2015, the New York state court granted the Nominal Corporate Defendants’ motion to dismiss. In November 2018, the appellate court reversed the New York state court’s decision and reinstated the action; furthermore, in March 2019, the appellate court denied the Nominal Corporate Defendants’ motion for reargument or for leave to appeal to the New York Court of Appeals. In February 2019, the Nominal Corporate Defendants and most of the Individual Defendants filed a further motion to dismiss in New York state court, where the matter is pending.
In July 2014, a claim was filed in the Ontario Superior Court of Justice against HSBC Holdings and a former employee purportedly on behalf of a class of persons who purchased HSBC common shares and American Depositary Shares between July 2006 and July 2012. The complaint, which seeks monetary damages of up to CA$20bn, alleges that the defendants made statutory and common law misrepresentations in documents released by HSBC Holdings and its wholly-owned indirect subsidiary, HSBC Bank Canada, relating to HSBC’s compliance with the Bank Secrecy Act, AML, sanctions and other laws. In September 2017, the Ontario Superior Court of Justice dismissed the statutory claims against HSBC Holdings and the former employee for lack of jurisdiction, and stayed the common law misrepresentation claim against HSBC Holdings on the basis of forum non conveniens. In October 2017, the plaintiff appealed to the Court of Appeal for Ontario and, in July 2018, that appeal was dismissed. In October 2018, the plaintiff applied for leave to appeal to the Supreme Court of Canada and, in March 2019, the plaintiff’s application for leave to appeal was denied.
Since November 2014, a number of lawsuits have been filed in federal courts in the US against various HSBC companies and others on behalf of plaintiffs who are, or are related to, victims of terrorist attacks in the Middle East or of cartel violence in Mexico. In each case, it is alleged that the defendants aided and abetted the unlawful conduct of various sanctioned parties in violation of the US Anti-Terrorism Act. Currently, 10 actions are pending in federal court in New York, with one on appeal. In July 2018, in one case, the New York District Court granted HSBC’s motion to dismiss, while in a different case, the magistrate judge issued a recommendation that the New York District Court should deny the defendants’ motion to dismiss. The plaintiffs appealed the decision in the case granting dismissal and that appeal is pending. Motions to dismiss were filed in two other cases; the court in one of those cases granted HSBC’s motion in March 2019. The plaintiffs in that case are now seeking to amend their complaint. The six remaining actions are at a very early stage.
In July 2018, a claim was issued against HSBC Holdings in the High Court of England and Wales alleging that HSBC Holdings made untrue and/or misleading statements and/or omissions in public statements between 2007 and 2012 regarding compliance by HSBC with AML, anti-terrorist financing and sanctions laws, regulations and requirements, and the regulatory compliance of HSBC more generally.
There are many factors that may affect the range of outcomes, and the resulting financial impact, of these matters, which could be significant.
Tax-related investigations
Various tax administration, regulatory and law enforcement authorities around the world, including in the US, Belgium, Argentina, India and Spain, are conducting investigations and reviews of HSBC Private Bank (Suisse) SA (‘HSBC Swiss Private Bank’) and other HSBC companies in connection with allegations of tax evasion or tax fraud, money laundering and unlawful cross-border banking solicitation.
HSBC continues to cooperate in ongoing investigations by the DoJ and the US Internal Revenue Service regarding whether certain HSBC companies and employees, including those associated with HSBC Swiss Private Bank and an HSBC company in India, acted appropriately in relation to certain customers who may have had US tax reporting obligations. In connection with these investigations, HSBC Swiss Private Bank, with due regard for Swiss law, has produced records and other documents to the DoJ. In August 2013, the DoJ informed HSBC Swiss Private Bank that it was not eligible for the ‘Program for Non-Prosecution Agreements or Non-Target Letters for Swiss Banks’ since a formal investigation had previously been authorised. These investigations remain pending.
In November 2014, HSBC Swiss Private Bank was placed under formal criminal examination in Belgium for alleged historical tax-related offences. In June 2017, Belgian authorities also placed HSBC Holdings and HSBC Private Bank Holdings (Suisse) SA, a Swiss holding company, under formal criminal examination. In June 2019, HSBC Swiss Private Bank reached a settlement in principle to resolve the Belgian authorities’ investigation. The settlement in principle is subject to court approval, and there can be no assurance that the proposed resolution will be approved. Management’s estimate of the expected outflow under the settlement in principle is already covered by the existing amount provisioned for this matter.
In November 2014, the Argentine tax authority initiated a criminal action against various individuals, including current and former HSBC employees. The criminal action includes allegations of tax evasion, conspiracy to launder undeclared funds and an unlawful association among HSBC Swiss Private Bank, HSBC Bank Argentina, HSBC Bank USA and certain HSBC employees, which allegedly enabled numerous HSBC customers to evade their Argentine tax obligations. HSBC is cooperating with this ongoing investigation.
In February 2015, the Indian tax authority issued a summons and request for information to an HSBC company in India. In August 2015 and November 2015, HSBC companies received notices issued by two offices of the Indian tax authority, alleging that the Indian tax authority had sufficient evidence to initiate prosecution against HSBC Swiss Private Bank and an HSBC company in Dubai for allegedly abetting tax evasion of four different Indian individuals and/or families and requesting that the HSBC companies show cause as to why such prosecution should not be initiated. HSBC Swiss Private Bank and the HSBC company in Dubai have responded to the show cause notices. HSBC is cooperating with this ongoing investigation.
As at 30 June 2019, HSBC has recognised a provision for these various matters in the amount of $629m. There are many factors that may affect the range of outcomes, and the resulting financial impact, of these investigations and reviews. Due to uncertainties and limitations of these estimates, the ultimate penalties could differ from this amount.
In light of the media attention regarding these matters, it is possible that other tax administration, regulatory or law enforcement authorities will also initiate or enlarge similar investigations or regulatory proceedings.
London interbank offered rates, European interbank offered rates and other benchmark interest rate investigations and litigation
Euro interest rate derivatives: In December 2016, the European Commission (the ‘EC’) issued a decision finding that HSBC, among other banks, engaged in anti-competitive practices in connection with the pricing of euro interest rate derivatives in early 2007. The EC imposed a fine on HSBC based on a one-month infringement. HSBC has appealed the decision.
US dollar Libor: Beginning in 2011, HSBC and other panel banks have been named as defendants in a number of private lawsuits filed in the US with respect to the setting of US dollar Libor. The complaints assert claims under various US laws, including US antitrust and racketeering laws, the US Commodity Exchange Act (‘US CEA’) and state law. The lawsuits include individual and putative class actions, most of which have been transferred and/or consolidated for pre-trial purposes before the New York District Court.
In 2017 and 2018, HSBC reached agreements with plaintiffs to resolve putative class actions brought on behalf of the following five groups of plaintiffs: persons who purchased US dollar Libor-indexed bonds; persons who purchased US dollar Libor-indexed exchange-traded instruments; US-based lending institutions that made or purchased US dollar Libor-indexed loans (the ‘Lender class’); persons who purchased US dollar Libor-indexed interest rate swaps and other instruments directly from the defendant banks and their affiliates (the ‘OTC class’); and persons who purchased US dollar Libor-indexed interest rate swaps and other instruments from certain financial institutions that are not the defendant banks or their affiliates. During 2018, the New York District Court granted final approval of the settlements with the OTC and Lender classes. The remaining settlements are subject to final court approval. Additionally, a number of other US dollar Libor-related actions remain pending against HSBC in the New York District Court and the Second Circuit Court of Appeals.
Intercontinental Exchange (‘ICE’) Libor: Between January and March 2019, HSBC and other panel banks were named as defendants in three putative class actions filed in the New York District Court on behalf of persons and entities who purchased instruments paying interest indexed to US dollar ICE Libor from a panel bank. The complaints allege, among other things, misconduct related to the suppression of this benchmark rate in violation of US antitrust and state law. In July 2019, the three putative class actions were consolidated, and the plaintiffs filed a consolidated amended complaint. This matter is at a very early stage.
Singapore interbank offered rate (‘Sibor’), Singapore swap offer rate (‘SOR’) and Australia bank bill swap rate (‘BBSW’): In July and August 2016, HSBC and other panel banks were named as defendants in two putative class actions filed in the New York District Court on behalf of persons who transacted in products related to the Sibor, SOR and BBSW benchmark rates. The complaints allege, among other things, misconduct related to these benchmark rates in violation of US antitrust, commodities and racketeering laws, and state law.
In the Sibor/SOR litigation, following a decision on the defendants’ motion to dismiss in October 2018, the claims against a number of HSBC entities were dismissed, and the Hongkong and Shanghai Banking Corporation Limited (‘HBAP’) remains the only HSBC defendant in this action. In October 2018, HBAP filed a motion for reconsideration of the decision based on the issue of personal jurisdiction; this motion was denied in April 2019. Also in October 2018, the plaintiff filed a third amended complaint naming only the Sibor panel members, including HBAP, as defendants; the court dismissed the third amended complaint in its entirety in July 2019.
In the BBSW litigation, in November 2018, the court dismissed all foreign defendants, including all the HSBC entities, on personal jurisdiction grounds. In April 2019, the plaintiff filed an amended complaint, which the defendants have moved to dismiss.
There are many factors that may affect the range of outcomes, and the resulting financial impact, of these matters, which could be significant.
Foreign exchange-related investigations and litigation
Various regulators and competition authorities around the world, including in the EU, Switzerland, Brazil and South Africa, are conducting investigations and reviews into trading by HSBC and others on the foreign exchange markets. HSBC is cooperating with these investigations and reviews.
In January 2018, HSBC Holdings entered into a three-year deferred prosecution agreement with the Criminal Division of the DoJ (the ‘FX DPA’), regarding fraudulent conduct in connection with two particular transactions in 2010 and 2011. This concluded the DoJ’s investigation into HSBC’s historical foreign exchange activities. Under the terms of the FX DPA, HSBC has a number of ongoing obligations, including implementing enhancements to its internal controls and procedures in its Global Markets business, which will be the subject of annual reports to the DoJ. In addition, HSBC agreed to pay a financial penalty and restitution.
In December 2016, Brazil’s Administrative Council of Economic Defense (‘CADE’) initiated an investigation into the onshore foreign exchange market and identified a number of banks, including HSBC, as subjects of its investigation.
In February 2017, the Competition Commission of South Africa referred a complaint for proceedings before the South African Competition Tribunal against 18 financial institutions, including HSBC Bank, for alleged misconduct related to the foreign exchange market in violation of South African antitrust laws. In April 2017, HSBC Bank filed an exception to the complaint based on a lack of jurisdiction and statute of limitations. In January 2018, the South African Competition Tribunal approved the provisional referral of additional financial institutions, including HSBC Bank USA, to the proceedings. In June 2019, the South African Competition Tribunal issued a decision requiring the Competition Commission to revise its complaint. Several financial institutions named in the complaint, including HSBC Bank USA, have appealed part of the decision to the Competition Appeal Court of South Africa, and the Competition Commission has cross-appealed.
In October 2018, HSBC Holdings and HSBC Bank received an information request from the EC concerning potential coordination in foreign exchange options trading. This matter is at an early stage.
In late 2013 and early 2014, various HSBC companies and other banks were named as defendants in various putative class actions consolidated in the New York District Court. The consolidated complaint alleged, among other things, that the defendants conspired to manipulate the WM/Reuters foreign exchange benchmark rates. In September 2015, HSBC reached an agreement with the plaintiffs to resolve the consolidated action, and the court granted final approval of the settlement in August 2018.
A putative class action complaint making similar allegations on behalf of retail customers of foreign exchange products was filed in the US District Court for the Northern District of California in 2015, and was subsequently transferred to the New York District Court where it remains pending. In 2017, putative class action complaints making similar allegations on behalf of purported ‘indirect’ purchasers of foreign exchange products were filed in New York and were subsequently consolidated in the New York District Court, where they remain pending.
In September 2018, various HSBC companies and other banks were named as defendants in two motions for certification of class actions filed in Israel alleging foreign exchange-related misconduct. In July 2019, the Tel Aviv Court allowed the plaintiffs to consolidate their claims and file a motion for certification of the consolidated class action. In November and December 2018, complaints alleging foreign exchange-related misconduct were filed in the New York District Court and the High Court of England and Wales against HSBC and other defendants, by certain plaintiffs that opted out of the US class action settlement. These matters are at an early stage. It is possible that additional civil actions will be initiated against HSBC in relation to its historical foreign exchange activities.
There are many factors that may affect the range of outcomes, and the resulting financial impact, of these matters, which could be significant.
Precious metals fix-related litigation
Gold: Beginning in March 2014, numerous putative class actions were filed in the New York District Court and the US District Courts for the District of New Jersey and the Northern District of California, naming HSBC and other members of The London Gold Market Fixing Limited as defendants. The complaints allege that, from January 2004 to June 2013, the defendants conspired to manipulate the price of gold and gold derivatives for their collective benefit in violation of US antitrust laws, the US CEA and New York state law. The actions were consolidated in the New York District Court. The defendants’ motion to dismiss the consolidated action was granted in part and denied in part in October 2016. In June 2017, the court granted the plaintiffs leave to file a third amended complaint, naming a new defendant. The court has denied the pre-existing defendants’ request for leave to file a joint motion to dismiss, and discovery is proceeding.
Beginning in December 2015, numerous putative class actions under Canadian law were filed in the Ontario and Quebec Superior Courts of Justice against various HSBC companies and other financial institutions. The plaintiffs allege that, among other things, from January 2004 to March 2014, the defendants conspired to manipulate the price of gold and gold derivatives in violation of the Canadian Competition Act and common law. These actions are at an early stage.
Silver: Beginning in July 2014, numerous putative class actions were filed in the US District Courts for the Southern and Eastern Districts of New York, naming HSBC and other members of The London Silver Market Fixing Limited as defendants. The complaints allege that, from January 2007 to December 2013, the defendants conspired to manipulate the price of silver and silver derivatives for their collective benefit in violation of US antitrust laws, the US CEA and New York state law. The actions were consolidated in the New York District Court. The defendants’ motion to dismiss the consolidated action was granted in part and denied in part in October 2016. In June 2017, the court granted the plaintiffs leave to file a third amended complaint, which names several new defendants. The court has denied the pre-existing defendants’ request for leave to file a joint motion to dismiss, and discovery is proceeding.
In April 2016, two putative class actions under Canadian law were filed in the Ontario and Quebec Superior Courts of Justice against various HSBC companies and other financial institutions. The plaintiffs in both actions allege that, from January 1999 to August 2014, the defendants conspired to manipulate the price of silver and silver derivatives in violation of the Canadian Competition Act and common law. The Ontario action is at an early stage. The Quebec action has been temporarily stayed.
Platinum and palladium: Between late 2014 and early 2015, numerous putative class actions were filed in the New York District Court, naming HSBC and other members of The London Platinum and Palladium Fixing Company Limited as defendants. The complaints allege that, from January 2008 to November 2014, the defendants conspired to manipulate the price of platinum group metals (‘PGM’) and PGM-based financial products for their collective benefit in violation of US antitrust laws and the US CEA. In March 2017, the defendants’ motion to dismiss the second amended consolidated complaint was granted in part and denied in part. In June 2017, the plaintiffs filed a third amended complaint. The defendants filed a joint motion to dismiss, which remains pending.
Based on the facts currently known, it is not practicable at this time for HSBC to predict the resolution of these matters, including the timing or any possible impact on HSBC, which could be significant.
Film finance litigation
In July and November 2015, two actions were brought by individuals against HSBC Private Bank (UK) Limited (‘PBGB’) in the High Court of England and Wales seeking damages on various alleged grounds, including breach of duty to the claimants, in connection with their participation in certain Ingenious film finance schemes. These actions are ongoing.
In December 2018, a separate action was brought against PBGB in the High Court of England and Wales by multiple claimants seeking damages for alleged unlawful means conspiracy and dishonest assistance in connection with lending provided by PBGB to third parties in respect of certain Ingenious film finance schemes in which the claimants participated. In June 2019, a similar claim was issued against PBGB in the High Court of England and Wales by additional claimants. These matters are at early stages.
In February 2019, PBGB received a letter before claim by investors in Eclipse film finance schemes asserting various claims against PBGB and others in connection with their roles in facilitating the design, promotion and operation of such schemes. This matter is at an early stage.
It is possible that additional actions or investigations will be initiated against PBGB as a result of its historical involvement in the provision of certain film finance-related services.
Based on the facts currently known, it is not practicable to predict the resolution of these matters, including the timing or possible aggregate impact, which could be significant.
Other regulatory investigations, reviews and litigation
HSBC Holdings and/or certain of its affiliates are subject to a number of other investigations and reviews by various regulators and competition and law enforcement authorities, as well as litigation, in connection with various matters relating to the firm’s businesses and operations, including:

•	an investigation by the DoJ regarding US Treasury securities trading practices;

•	investigations by the US Commodity Futures Trading Commission regarding (a) certain swap dealer trading conduct; and (b) swap data reporting and other regulatory issues related to prior periods;

•	an investigation by the Swiss Competition Commission in connection with the setting of Euribor and Japanese yen Libor;

•	an information request from the UK Competition and Markets Authority concerning the financial services sector;

•
putative individual and class actions brought in the New York District Court relating to the credit default swap market, the Mexican government bond market and the US government-sponsored enterprise bond market, and putative class actions brought in the New York District Court and in the Superior and Federal Courts in Canada relating to the market for US dollar-denominated supranational sovereign and agency bonds;

•
putative class actions brought in the US District Court for the Northern District of Texas and a claim issued in the High Court of England and Wales in connection with HSBC Bank’s role as a correspondent bank to Stanford International Bank Ltd from 2003 to 2009; and

•
litigation brought against various HSBC companies in the US courts relating to residential mortgage-backed securities, based primarily on (a) claims brought against HSBC Bank USA in connection with its role as trustee on behalf of various securitisation trusts; and (b) claims against several HSBC companies seeking that the defendants repurchase various mortgage loans.

There are many factors that may affect the range of outcomes, and the resulting financial impact, of these matters, which could be significant.